Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.   Property and Equipment

Property and equipment consist of the following as of:

	June 30,	December 31,
	2012	2011

Equipment	1,010,608	$934,253
Furniture and fixtures	105,376	106,054
Leasehold improvements	157,236	157,236
Computer equipment and software	106,557	101,482
Loaned systems	861,131	723,975
	2,240,908	2,023,000
Less accumulated depreciation and amortization	(1,003,731)	(804,170)
Total property and equipment, net	1,237,177	$1,218,830

Depreciation and amortization expense for property and equipment for the six months ended June 30, 2012 and 2011 was $203,670 and $129,965, respectively. The Company may loan the reusable components of a ClearPoint system to a customer to perform procedures using ClearPoint disposable products which are purchased from the Company. Accordingly, the $861,131 and $723,975 of loaned systems at June 30, 2012 and December 31, 2011, respectively, represent the historical cost of ClearPoint reusable components transferred from inventory to property and equipment. Depreciation on loaned ClearPoint systems is computed using the straight-line method based on an estimated useful life of five years. At June 30, 2012 and December 31, 2011, accumulated depreciation on loaned systems was $154,587 and $73,846, respectively.

4. Property and Equipment

Property and equipment consist of the following as of December 31:

	2011	2010
Equipment	$934,253	$906,485
Furniture and fixtures	106,054	106,053
Leasehold improvements	157,236	157,236
Computer equipment and software	101,482	103,150
Loaned systems	723,975	173,870
	2,023,000	1,446,794
Less accumulated depreciation and amortization	(804,170)	(467,285)
Total property and equipment, net	$1,218,830	$979,509

Depreciation and amortization expense for the years ended December 31, 2011, 2010, and 2009 was $336,885, $246,331, and $150,710, respectively.

The Company may loan the reusable components of a ClearPoint system to a customer. Any such customer uses the loaned ClearPoint system to perform procedures using ClearPoint disposable products which are purchased from the Company. Accordingly, the $723,975 and $173,870 of loaned systems at December 31, 2011 and 2010, respectively, represent the historical cost of ClearPoint reusable components transferred from inventory to property and equipment. Depreciation on loaned ClearPoint systems is computed using the straight-line method based on an estimated useful life of five years. At December 31, 2011, accumulated depreciation on loaned systems was $73,846; at December 31, 2010 no depreciation expense had been recorded on loaned systems as these systems had been shipped to customers, but were not yet installed.